Income tax - Disclosure of reconciliation of effective income tax (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes paid (refund) [abstract]
Loss before tax	€ (330,254)	€ (176,242)	€ (147,740)
Statutory French tax rate	25.00%	25.00%	25.00%
Nominal income tax using statutory French tax rate	€ 82,563	€ 44,061	€ 36,935
Tax rates in foreign jurisdictions	(153)	0	0
Share-based payment	(8,849)	(5,056)	(2,045)
CIR	765	1,663	1,123
Transaction costs related to capital increase	10,077	(112)	3,073
Decrease / (increase) in derivatives and other liabilities measured at FVTPL	(17,087)	(207)	748
Non-recognition of deferred tax assets related to tax losses and temporary differences	(61,320)	(40,399)	(39,612)
Other	(148)	49	(222)
Effective income tax (loss)	€ (5,848)	€ 0	€ 0